COMMITMENTS & CONTINGENCIES (Details Narrative)	Jun. 28, 2021 USD ($) $ / shares shares	Oct. 29, 2020 USD ($) Number	Sep. 30, 2021 shares	Dec. 31, 2020 USD ($) shares	Aug. 28, 2020 USD ($)	Dec. 31, 2019 shares
Loss Contingencies [Line Items]
Proceeds from Issuance of Private Placement	$ 32,000,000.0
Additional common shares available to purchase during warrant period	$ 32,000,000.0
Common stock, shares outstanding | shares			9,720,627	9,321,927		9,252,749
Term of company prohibited from conducting new equity offering	30 days
Percentage right to purchase equity securities in future	2500.00%
Line of Credit [Member]
Loss Contingencies [Line Items]
Line of credit, maximum borrowing capacity				$ 5,000,000	$ 5,000,000
Line of Credit [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Ability to obtain letter of credit, number of letters of credit | Number		1
Letter of Credit [Member]
Loss Contingencies [Line Items]
Line of credit, maximum borrowing capacity		$ 2,000,000
PIPE Investors [Member]
Loss Contingencies [Line Items]
Right to purchase equity securities in future, term	1 year
Lock-up agreement term	30 days
PIPE Investors [Member] | Assuming Conversion Of Series A Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Common stock, shares outstanding | shares	9,410,000
Percent of outstanding common stock	27.00%
PIPE Investors [Member] | Assuming Exercise Of All Warrants For Cash [Member]
Loss Contingencies [Line Items]
Common stock, shares outstanding | shares	18,800,000
Percent of outstanding common stock	43.00%
Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Per share conversion price of preferred stock | $ / shares	$ 3.40